DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) shares in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 CAD ($)
Long-term proceeds receivable associated with a property disposal				$ 11,805
Trade and other current receivables		$ 2,310		4,316
Value of stapled units issued	$ 3,233	$ 977
Stapled Units
Distributions declared	$ 54,800
Units issued under the stapled unit plan (in units) (note 11 (b)) | shares	64	22
Value of stapled units issued	$ 3,233	$ 977
Piedmont, South Carolina
Proceeds receivables				11,805	$ 9.5	$ 12,313
Long-term proceeds receivable associated with a property disposal			$ 8.7	11,800
Clinton, Tennessee
Proceeds receivables				231	$ 0.3	$ 400
Trade and other current receivables			$ 0.2	$ 200